Segment Information - Gross Premiums Written by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Gross, premiums written	$ 551,983	$ 658,653	$ 817,532
Geographic concentration risk | Gross premiums written
Segment Reporting Information [Line Items]
Gross, premiums written	$ 551,983
Gross premiums written (percent)	100.00%
Geographic concentration risk | Gross premiums written | United States
Segment Reporting Information [Line Items]
Gross, premiums written	$ 182,925
Gross premiums written (percent)	33.20%
Geographic concentration risk | Gross premiums written | United Kingdom
Segment Reporting Information [Line Items]
Gross, premiums written	$ 118,882
Gross premiums written (percent)	21.50%
Geographic concentration risk | Gross premiums written | Europe
Segment Reporting Information [Line Items]
Gross, premiums written	$ 83,501
Gross premiums written (percent)	15.10%
Geographic concentration risk | Gross premiums written | Asia
Segment Reporting Information [Line Items]
Gross, premiums written	$ 68,096
Gross premiums written (percent)	12.30%
Geographic concentration risk | Gross premiums written | Rest of World
Segment Reporting Information [Line Items]
Gross, premiums written	$ 98,579
Gross premiums written (percent)	17.90%
Operating Segments | Run-off
Segment Reporting Information [Line Items]
Gross, premiums written	$ 5,191	(25,069)	(8,910)
Operating Segments | Legacy Underwriting
Segment Reporting Information [Line Items]
Gross, premiums written	546,792	$ 683,722	$ 826,442
Operating Segments | Geographic concentration risk | Gross premiums written | Run-off
Segment Reporting Information [Line Items]
Gross, premiums written	$ 5,191
Gross premiums written (percent)	100.00%
Operating Segments | Geographic concentration risk | Gross premiums written | Legacy Underwriting
Segment Reporting Information [Line Items]
Gross, premiums written	$ 546,792
Gross premiums written (percent)	100.00%
Operating Segments | Geographic concentration risk | Gross premiums written | United States | Run-off
Segment Reporting Information [Line Items]
Gross, premiums written	$ 4,969
Gross premiums written (percent)	95.70%
Operating Segments | Geographic concentration risk | Gross premiums written | United States | Legacy Underwriting
Segment Reporting Information [Line Items]
Gross, premiums written	$ 177,956
Gross premiums written (percent)	32.50%
Operating Segments | Geographic concentration risk | Gross premiums written | United Kingdom | Run-off
Segment Reporting Information [Line Items]
Gross, premiums written	$ (229)
Gross premiums written (percent)	(4.40%)
Operating Segments | Geographic concentration risk | Gross premiums written | United Kingdom | Legacy Underwriting
Segment Reporting Information [Line Items]
Gross, premiums written	$ 119,111
Gross premiums written (percent)	21.80%
Operating Segments | Geographic concentration risk | Gross premiums written | Europe | Run-off
Segment Reporting Information [Line Items]
Gross, premiums written	$ 1,615
Gross premiums written (percent)	31.10%
Operating Segments | Geographic concentration risk | Gross premiums written | Europe | Legacy Underwriting
Segment Reporting Information [Line Items]
Gross, premiums written	$ 81,886
Gross premiums written (percent)	15.00%
Operating Segments | Geographic concentration risk | Gross premiums written | Asia | Run-off
Segment Reporting Information [Line Items]
Gross, premiums written	$ 0
Gross premiums written (percent)	0.00%
Operating Segments | Geographic concentration risk | Gross premiums written | Asia | Legacy Underwriting
Segment Reporting Information [Line Items]
Gross, premiums written	$ 68,096
Gross premiums written (percent)	12.50%
Operating Segments | Geographic concentration risk | Gross premiums written | Rest of World | Run-off
Segment Reporting Information [Line Items]
Gross, premiums written	$ (1,164)
Gross premiums written (percent)	(22.40%)
Operating Segments | Geographic concentration risk | Gross premiums written | Rest of World | Legacy Underwriting
Segment Reporting Information [Line Items]
Gross, premiums written	$ 99,743
Gross premiums written (percent)	18.20%